Financial Instruments, Financial Risks and Capital Management	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Instruments, Financial Risks and Capital Management
5	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

(a)	Categories of financial instruments
The following table sets out the financial instruments as of the end of the reporting period
:

	December 31, 2023	December 31, 2022
	S$’000	S$’000

Financial assets
Financial assets at amortized cost	571,416	500,384
Financial assets measured at fair value through profit or loss	56,440	29,776
Derivative financial instruments (1)	198	—

	628,054	530,160

Financial liabilities
Financial liabilities at amortized cost	53,001	47,040
Lease liabilities	43,618	38,462

	96,619	85,502

(1)	These pertain to foreign exchange options and forward contracts.

(b)	Financial risk management policies and objectives
The Group’s overall risk management policy seeks to minimize potential adverse effects on financial performance of the Group. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risk. The risks associated with these financial instruments and the policies to mitigate these risks are set out below.

(i)	Credit risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables, contract assets and other receivables.
As of December 31, 2023, approximately 75% of the Group’s trade receivables arose from 6 customers (2022: approximately 77% of the Group’s trade receivables arose from 5 customers). Apart from this, the Group does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities.
Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.
The Group’s current credit risk grading framework comprises the following categories for the Group’s financial assets:

Category	Description	Basis for recognizing ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

Doubtful	Amount is more than 90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL— not credit-impaired

In default	Amount is more than 120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL— credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

The Group always recognizes lifetime ECL (simplified approach) for trade receivables and contract assets. The table below details the credit quality of the Group’s financial assets (excluding cash and cash equivalents) and contract assets, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$’000	S$’000	S$’000
2023
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	107,747	(3)	107,744
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	52,044	—	52,044
Other receivables	11	Performing	12-month ECL	11,226	—	11,226

					(3)

2022
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	88,912	(104)	88,808
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	58,808	—	58,808
Other receivables	11	Performing	12-month ECL	15,341	—	15,341

					(104)

(a)
The Group determines the expected credit losses on these items by using an allowance matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status.

(ii)	Interest rate risk management
Interest rate risk arises from the potential changes in interest rates that may have an adverse effect on the Group in the current reporting period and future years. The Group is not exposed to significant interest rate risk as there are no outstanding interest-bearing liabilities as of December 31, 2023, except for fixed rate lease liabilities.

(iii)	Foreign currency risk management
The Group has operations in different jurisdictions and transacts in various foreign currencies. At the end of reporting periods, the carrying amounts of significant monetary assets and monetary liabilities denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
	S$’000	S$’000	S$’000	S$’000
United States Dollar	144,029	145,714	25,953	59,890

The sensitivity rate used when reporting foreign currency risk to key management personnel is 5%, which is the change in foreign exchange rate that management deems reasonably possible which will affect outstanding foreign currency denominated monetary items at period end. If the respective Group entities’ functional currencies strengthen/weaken by 5% against the United States Dollar (“USD”), profit or loss will (decrease)/increase by S$5.9 million (2022: S$4.3 million).
In 2023, the decrease in the carrying amounts of the monetary liabilities is mainly due to prompt settlement of intercompany payables, ensuring efficient cash flow management and mitigating foreign exchange risks from such unsettled exposure. In 2022, the increase in the carrying amount of monetary assets was due to an increase in outstanding trade receivables primarily driven by the increase in revenue. The increase in monetary liabilities denominated in USD was due to the expansion of the Group’s business.

(iv)	Liquidity risk management
Liquidity risk is managed by matching the payment and receipt cycle. The Group maintains sufficient cash and cash equivalents and internally generated cash flows to finance its operations. The Group mitigates liquidity risk by maintaining some standby credit lines available.
The Group has access to a financing facility of
 S$20
million (
2022: S$
25.7
million) being unutilized
as at
reporting date.
Non-derivative

financial liabilities
The following table details the remaining contractual maturity for non-derivative

financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Contractual undiscounted cash flows in the table below includes both interest and principal cash flows.

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2023
Non-interest bearing	—	53,001	—	—	—	53,001	—	53,001
Lease liabilities (fixed rate)	1.48% to 18.0%	24,097	19,854	2,578	—	46,529	(2,911)	43,618

December 31, 2022
Non-interest bearing	—	47,040	—	—	—	47,040	—	47,040
Lease liabilities (fixed rate)	1.48% to 9.75%	19,869	19,706	3,667	—	43,242	(4,780)	38,462

Non-derivative
financial assets

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2023
Non-interest bearing	—	198,570	4,789	1,632	—	204,991	—	204,991
Fixed interest rate instruments	0.5% to 5.5%	367,270	426	—	176	367,872	(1,447)	366,425

December 31, 2022
Non-interest bearing	—	212,995	3,274	1,745	—	218,014	—	218,014
Fixed interest rate instruments	0.25% to 5%	282,710	407	—	182	283,299	(929)	282,370

(v)	Fair value of financial assets and financial liabilities
Other than the fair value of derivative financial instruments and other financial assets which are disclosed in Note 11, 12 and 16, the carrying amounts of financial assets and liabilities on the statement of financial position approximate their respective fair values due to the relatively short-term maturity of these financial instruments.
The
fair values
of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

	Fair value as at				Fair value hierarchy	Valuation technique(s) And key inputs(s)
	2023		2022
Financial assets/Financial liabilities	Assets S$’000	Liabilities S$’000	Assets S$’000	Liabilities S$’000

Derivative financial instruments (Note 11 and 16)
Foreign exchange
forward contract	198	—	—	—	Level 2	Forward pricing: The fair value is determined using quoted forward exchange rates at the reporting date discounted at a rate that reflects credit risk of counterparties

Financial assets measured at fair value through profit or loss (Note 12)
Investment in
financial assets	56,440	—	29,776	—	Level 2	Fair value is measured based on the carrying amounts of the net assets of the cells, which mainly consists of cash at bank, fixed deposits and bank interest receivable. Due to the short-term maturity of the underlying assets of the cells, the carrying amount of the net assets approximates their fair value.
There were no transfers between different levels during the year.

(c)	Capital risk management policies and objectives
Management reviews the capital structure at least annually to ensure that the Group will be able to continue as a going concern. The capital structure comprises only issued capital, reserves and retained earnings. The Group’s overall strategy remains unchanged.